Securities at amortized cost_Details of securities at amortized cost (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	₩ 17,020,839	$ 15,671,521	₩ 20,320,539
Securities at amortised cost and held to maturity investments category [Member] | Allowance for credit losses
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	(4,566)		(5,511)
Korean treasury and government agencies
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	6,947,495		8,044,040
Financial institutions
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	4,843,534		6,694,614
Corporates
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	4,726,075		5,068,489
Bond denominated in foreign currencies
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	₩ 508,301		₩ 518,907